Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Temporary Equity [Abstract]
Convertible Preferred Stock
8.	Convertible Preferred Stock
The Company’s outstanding convertible preferred stock consisted of the following as of December 31,
2021
(in thousands, except share and per share data):

	Original Issue Price	Shares Authorized	Shares Outstanding	Net Carrying Value	Liquidation Preference
Series Seed	$0.5245	9,693,116	9,693,115	$3,943	$5,084
Series A	0.5245	14,130,360	14,069,657	5,240	7,379
Series B	1.2450	12,689,363	12,563,418	15,545	15,642
Series C	2.4144	15,635,550	15,324,913	36,917	37,000
Series C-1	3.1669	8,554,106	8,554,106	27,003	27,090
Series D	7.0135	20,196,682	19,961,423	136,618	140,000
Series D-1	9.0731	5,314,209	5,314,209	48,146	48,216
Series D-2	6.1850	14,551,371	14,551,370	89,638	90,000
Series E	8.4672	14,762,823	14,762,823	124,868	125,000

Total		115,527,580	114,795,034	$487,918	$495,411

Conversion
At the closing of the Business Combination, all series of convertible preferred stock of Legacy Grove were converted on an as-converted
basis to the Company’s Class B common stock at an exchange ratio of approximately 1.1760. As of June 30, 2022, no shares of convertible preferred stock were outstanding.

9.	Convertible Preferred Stock
In January and February 2019, the Company received total gross proceed
s of $
48.6
 million through the issuance of
6,923,051
shares of Series D convertible preferred stock at $
7.0135
per share.
In January 2019, employees and investors sold an aggregate amount of 1,493,666 shares of common stock, 209,946 shares of Series Seed convertible preferred stock and 435,113 shares of Series A convertible preferred stock at $7.0135 per share, for a total of $15.0 million, to an existing investor. Upon the sale, the shares were exchanged to Series D preferred shares. As a result of the sale of shares sold by employees and a consultant, the Company recorded the excess purchase price above fair value of $7.3 million as stock-based compensation expense, with a corresponding credit to Series D preferred shares, a component of convertible preferred stock presented within the balance sheets. Additionally, the Company recognized a deemed dividend of $1.8 million for the excess purchase price above fair value for Series Seed and Series A convertible preferred shares sold by investors and then exchanged for Series D convertible preferred shares, with a corresponding credit to additional paid-in
capital, to the extent there was additional
paid-in
capital, with the remainder to accumulated deficit.
In August, September and December 2019, the Company received gross proceeds of $48.2 million through the issuance of 5,314,209 shares of Series
D-1
convertible preferred stock at $9.0731 per share.
In May and June 2020, the Company received gross proceeds of $90.0 million through the issuance of 14,551,370 shares of Series
D-2
convertible preferred stock at $6.185 per share. The issuance of Series
D-2
convertible preferred stock was at a per share price less than the original issue prices of the Series D and
D-1
convertible preferred stock, which triggered down-round adjustments to the conversion prices of such series of convertible preferred stock. The down-round adjustments did not result in any contingent beneficial conversion feature (“BCF”) being recognized.
In November and December 2020, the Company received gross proceeds of $125.0 million through the issuance of 14,762,823 shares of Series E convertible preferred stock at $8.4672 per share. The issuance of Series E convertible preferred stock triggered further down-round adjustments to the conversion prices of the Series
D-1
convertible preferred stock. The down-round adjustment did not result in any contingent BCF being recognized.

The Company’s outstanding convertible preferred stock consisted of the following as of December 31, 2020 and 2021 (in thousands, except share data):

	Original Issue Price	Shares Authorized	Shares Outstanding	Net Carrying Value	Liquidation Preference
Series Seed	$0.5245	9,693,116	9,693,115	$3,943	$5,084
Series A	0.5245	14,130,360	14,069,657	5,240	7,379
Series B	1.2450	12,689,363	12,563,418	15,545	15,642
Series C	2.4144	15,635,550	15,324,913	36,917	37,000
Series C-1	3.1669	8,554,106	8,554,106	27,003	27,090
Series D	7.0135	20,196,682	19,961,423	136,618	140,000
Series D-1	9.0731	5,314,209	5,314,209	48,146	48,216
Series D-2	6.1850	14,551,371	14,551,370	89,638	90,000
Series E	8.4672	14,762,823	14,762,823	124,868	125,000

Total		115,527,580	114,795,034	$487,918	$495,411

Significant provisions of the convertible preferred stock are as follows:
Dividends
– The holders of convertible preferred stock are entitled to receive, on a pari passu basis, non-cumulative
dividends prior and in preference to any declaration or payment of any dividends to the holders of common stock, when and if declared by the Board of Directors, at annual rates equal t
o 6% of the original issue price per share for each respective series, as adjusted for stock dividend, stock split, combination or the like. Holders of convertible preferred stock are also entitled to participate in dividends on the common stock on an as-converted
basis. No dividends have been declared by the Board of Directors or paid since inception.
Liquidation
– In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company (a “liquidation event”), holders of convertible preferred stock are entitled to receive, prior and in preference to holders of common stock, an amount equal to the greater of: (i) the applicable original issue price for each series of convertible preferred, plus any declared and unpaid dividends, and (ii) the amount per share that would have been payable if all shares of convertible preferred stock were converted into common stock, subject to the applicable conversion rights. If upon occurrence of such an event, the assets and funds to be distributed among the holders of convertible preferred stock are insufficient to permit the payment to such holders, the entire assets and funds of the Company legally available for distribution will be distributed ratably among those holders. Upon completion of the distribution to the holders of the convertible preferred stock, all remaining legally available assets will be distributed ratably to the holders of common stock.
Voting
– Each share of convertible preferred stock is entitled to the number of votes equal to the number of shares of common stock into which such share could be converted on the record date for the vote or consent of the stockholders, except as otherwise required by law or other provisions of the Certificate of Incorporation, and generally have voting rights and powers equal to the voting rights and powers of the common stockholders. The holders of the shares of Series Seed convertible preferred stock and Series A convertible preferred stock, voting together as a single class, are entitled to elect one director of the Company, the holders of the shares of Series B convertible preferred stock, exclusively as a separate class, are entitled to elect one director of the Company, the Series C and Series
C-1
convertible preferred stock, voting together as a single class, are entitled to elect one director of the Company, and the holders of the shares of Series E preferred stock, exclusively as a separate class, are entitled to elect one director of the Company. The holders of the shares of common stock, exclusively as a separate class, are entitled to elect four directors of the Company. In addition, the holders the shares of each class of convertible preferred stock, other than the Series
D-2
Preferred Stock, and common stock, collectively, are entitled to elect one independent director of the Company.
Protective Provisions
– The holders of convertible preferred stock have certain protective provisions, whereby the Company cannot, without the written consent or affirmative vote of the holders of 63% of the outstanding shares of Preferred Stock voting together on a converted to common stock basis and not as separate series (the “Requisite Majority”): (i) liquidate, dissolve or wind-up
the business and affairs of the Company, effect any merger or consolidation or any other deemed liquidation event, or consent to any of the foregoing, (ii) amend, alter or repeal any provision of the Certificate of Incorporation or Bylaws of the Company, (iii) alter or change the rights, preferences or privileges of any series of the convertible preferred stock, (iv) create, or authorize creation of, any additional class or series of capital stock, unless the same ranks junior to the convertible preferred stock with respect to all rights, preferences, privileges or powers, including the distribution of assets on the liquidation, dissolution or winding up of the Company, the payment of dividends and rights of redemption, (v) increase or decrease the authorized number of shares of convertible preferred stock, common stock, or any additional class or series of capital stock, (vi) purchase or redeem or pay or declare any dividend or make any distributions on any shares of capital stock of the Company other than those expressly identified in the Company’s Certificate of Incorporation, (vii) create, authorize the creation of, issue, or authorize the issuance of any debt security if the aggregate indebtedness of the Company and its subsidiaries for borrowed money following such action would exceed $20.0 million or working capital revolving debt in excess of $
50.0
 million, (viii) permit any direct or indirect subsidiary to issue any class or series of capital stock to any third party, (ix) increase the number of shares authorized for issuance under any existing stock or option plan or create any new stock or option plan, or (x) increase or decrease the authorized number of directors constituting the Board of Directors. In addition, the Company shall not, without the written consent or affirmative vote of the holders of at least a majority of the then outstanding shares of a Series of convertible preferred stock, amend the provisions of the Certificate of Incorporation or Bylaws of the Company in a manner that impacts the voting or other powers, preferences or other special rights, privileges or restrictions of such Series of convertible preferred stock, or increase or decrease the total number of authorized shares of such Series of convertible preferred stock other than a reduction in the number of authorized shares equal to the number of any such shares that have been converted into common stock.

Conversion
– At the option of the holder, each share of convertible preferred stock is convertible into fully paid and non-assessable
shares of common stock as determined by dividing the applicable original issue price by the applicable conversion price (the “conversion ratio”), subject to adjustment for stock splits, stock dividends and the like. As of December 31, 2021, the applicable conversion price for each series of convertible preferred stock was the respective original issue price, with the exception of Series D and Series
D-1
convertible preferred stock, which have conversion prices of $6.9188 and $8.7145, and conversion ratios of 1.0136935 and 1.0411425, respectively. Each share of convertible preferred stock automatically converts into the number of shares of common stock into which such shares are convertible at the then applicable conversion ratio upon the closing of the sale of shares of common stock in a public offering, resulting in gross proceeds of at least $75.0 million. The converted shares may not be reissued by the Company.
Redemption—
The convertible preferred stock is not redeemable at the option of the holder. However, a liquidation event which includes a merger or consolidation or the sale, lease, transfer, exclusive license, or other disposition of substantially all of the assets of the Company or capital stock of the Company, would constitute a redemption event which may be outside of the Company’s control. Accordingly, the convertible preferred stock is considered contingently redeemable and is classified outside of stockholders’ equity on the balance sheets.